Fair Value Measurements - Changes in Level 3 Fair Value Liabilities (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 02, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Changes in fair value of preferred stock tranche obligation		$ 0	$ 1,235	$ 1,490	$ 2,486	$ 2,564	$ 43
Preferred Stock Tranche Obligation
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance				4,956	$ 2,392	2,392	0
Issuance							2,349
Changes in fair value of preferred stock tranche obligation	$ 1,500			1,490		2,564	43
Settlement of Preferred Stock Tranche Obligation	$ (6,400)			(6,446)
Ending balance		$ 0		$ 0		$ 4,956	$ 2,392